Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
16.	COMMITMENTS AND CONTINGENCIES
Vendor Agreements
The Company, through its subsidiaries Comfort Pharmacy, LLC, Comfort Pharmacy 2, LLC, and Belen Pharmacy Group, LLC, entered into a multi-year Prime Vendor Agreement (“PVA”) with a pharmaceutical
wholesaler, effective
 November 1, 2020, that continues through October 31, 2023. This agreement extends on a month-to-month
basis thereafter until either party gives 90 days’ written notice to terminate. The pharmaceutical wholesaler serves as the Company’s primary wholesale supplier for branded and generic pharmaceuticals. The agreement contains a provision that requires average monthly net purchases of $0.8 million, and if the minimum is not met, the vendor may adjust the pricing of goods. A Joinder Agreement was entered into on December 1, 2020, which amended the PVA to include IFB Pharmacy, LLC under the agreement as of this date.
As a result of the University acquisition, the Company assumed the vendor agreement in 2021 that University, through its subsidiary University Health Care Pharmacy, Inc., had with a second pharmaceutical vendor. The agreement, effective through April 7, 2022, contains a provision that requires average monthly net purchases of $0.6 million, and if the minimum is not met, the vendor may adjust the pricing of goods.
Management believes for the six months ended June 30, 2021 and 2020, the minimum requirements of the agreements in place were met.
Operating Leases
The Company leases office facilities and office equipment under non-cancellable
operating leases expiring through the year 2028
. Refer to Note 14,
“Related Party Transactions”,
for operating leases that were entered into with related parties. Minimum future payments as of June 30, 2021 were approximately as follows:

Year ending December 31 ,	Amount (in thousands)
Remainder of 2021	$6,120
2022	12,577
2023	11,210
2024	9,589
2025	8,005
Thereafter	22,436

Total	$69,937

Rent expense for the three months ended June 30, 2021 and 2020 amounted to approximately $4.9 million and $2.7 million, respectively. Rent expense for the six months ended June 30, 2021 and 2020 amounted to approximately $9.0 million and $5.1 million, respectively.
Litigation
The Company is exposed to various asserted and unasserted potential claims encountered in the normal course of business. Management believes that the resolution of these matters will not have a material effect on the Company’s condensed consolidated financial position, results of their operations or cash flows.

Note 6—Commitments
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration and shareholder rights agreement entered into on May 18, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) are entitled to registration rights. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of 2.00% of the gross proceeds of the Initial Public Offering, or $12,900,000, net of the $900,000 reimbursed by the underwriters to the Company for expenses incurred in connection with the Initial Public Offering. The underwriters are entitled to a deferred fee of $0.35 per Unit, or $24,150,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Business Combination Agreement
On November 11, 2020 (the “Effective Date”), the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”), by and among the Company, the Seller, Jaws Merger Sub, LLC, a Delaware limited liability company (“JAWS Merger Sub”), and Primary Care (ITC) Intermediate Holdings, LLC, a Delaware limited liability company (“Primary Care”).
The Business Combination Agreement provides for the consummation of the following transactions (collectively, the “Business Combination”): (a) the Company will change its jurisdiction of incorporation by transferring by way of continuation from the Cayman Islands and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company will change its name to “Cano Health”; (b) Primary Care will amend and restate its limited liability company agreement (the “Company A&R LLCA”) to, among other things, unitize the equity interests of Primary Care to permit the issuance and ownership of interests in Primary Care as contemplated by the Business Combination Agreement; (c) following the effectiveness of the Company A&R LLCA, Merger Sub will merge with and into Primary Care (the “Merger”), with Primary Care as the surviving company in the Merger, and the Company shall be admitted as the managing member of Primary Care; (d) the Seller will receive a combination of cash consideration, certain newly issued equity interests of Primary Care and shares of newly issued Class B common stock, par value $0.0001 per share, of the Company, which will have no economic value, but will entitle the Seller to one vote per issued share and will be issued on a one-for-one
basis for each membership unit in Primary Care (each, a “Company Unit”) retained by the Seller following the Business Combination; and (e) the Company will acquire certain newly issued equity interests of Primary Care in exchange for a cash contribution, which proceeds will be used to reduce existing indebtedness and fund Primary Care’s balance sheet for general corporate purposes. The Company A&R LLCA will provide the Seller the right to exchange its retained Company Units, together with the cancellation of an equal number of shares of Class B common stock, for Class A common stock of the Company, subject to certain restrictions set forth therein.
The Business Combination will be consummated subject to the deliverables and provisions as further described in the Business Combination Agreement.